Income Taxes - Reconciliation of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Pretax loss	$ (3,528)	$ (3,058)
US Federal Statutory Tax Rate	(741)	(642)
Foreign tax effects	0	(1)
Non-deductible items	571	88
Tax credits	0	(11)
Change in valuation allowance	170	566
Income Tax Expense (Benefit), Total	$ 0	$ 0
US Federal Statutory Tax Rate, Percent	21.00%	21.00%
Foreign tax effects, Percent	0.00%	0.00%
Non-deductible items, Percent	16.20%	2.90%
Tax credits, Percent	0.00%	0.40%
Change in valuation allowance, Percent	4.80%	18.50%
Income Tax Expense (Benefit), Percent, Total	0.00%	0.00%